Financial information by segment, Reconciliation of segment Adjusted EBITDA (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Financial information by segment [Abstract]
Profit/(Loss) attributable to the Company	$ 28,171	$ (16,956)
(Loss)/Profit attributable to non-controlling interests	1,979	5,791
Income tax	3,471	27,040
Share of (profits)/losses of associates	(1,591)	(3,352)
Financial expense, net	202,797	209,900
Depreciation, amortization, and impairment charges	194,073	150,063
Total segment Adjusted EBITDA	(372,557)	(406,398)
Reconciling Item [Member]
Financial information by segment [Abstract]
Profit/(Loss) attributable to the Company	(28,171)	16,956
(Loss)/Profit attributable to non-controlling interests	1,979	5,791
Income tax	3,471	27,040
Share of (profits)/losses of associates	(1,591)	(3,352)
Financial expense, net	202,797	209,900
Depreciation, amortization, and impairment charges	194,073	150,063
Total segment Adjusted EBITDA	$ 372,557	$ 406,398